Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value	R$ 608,685	R$ 542,087
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book value	83,553	86,106
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book value	91,138	79,760
Land [member]
IfrsStatementLineItems [Line Items]
Net book value	18,852	18,852
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value	1,552	1,341
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Net book value	90,482	80,363
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book value	55,938	46,756
Library Books [Member]
IfrsStatementLineItems [Line Items]
Net book value	13,236	14,474
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Net book value	219,972	127,747
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Net book value	33,962	86,688
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	641,353	487,975	R$ 314,015
Additions	118,435	168,132	125,869
Business combination	24,980	80	65,623
Write-off (i)	(27,382)	(15,649)	(17,532)
Transfer		815
As of December 31, 2023	757,386	641,353	487,975
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	91,857	52,433	25,919
Additions	96	527	1,384
Business combination
Write-off (i)		13	62
Transfer	1,279	38,884	25,068
As of December 31, 2023	93,232	91,857	52,433
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	100,390	77,371	68,503
Additions	20,071	36,486	10,268
Business combination	7,729	45	12,810
Write-off (i)	(9,411)	(8,159)	(14,213)
Transfer	1,202	(5,353)	3
As of December 31, 2023	119,981	100,390	77,371
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	18,852	18,852	13,401
Additions			5,451
Business combination
Write-off (i)
Transfer
As of December 31, 2023	18,852	18,852	18,852
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	1,053	1,467	1,215
Additions	776	968	111
Business combination			346
Write-off (i)	(475)	(933)	(205)
Transfer		(449)
As of December 31, 2023	1,354	1,053	1,467
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	90,712	69,834	29,131
Additions	17,914	26,047	21,075
Business combination	4,384		16,684
Write-off (i)	(1,443)	500	2,862
Transfer	(708)	(5,669)	82
As of December 31, 2023	110,859	90,712	69,834
Gross carrying amount [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	68,593	53,184	28,511
Additions	21,135	15,766	19,511
Business combination	734	35	10,138
Write-off (i)	(7,979)	(6,992)	(4,985)
Transfer	327	6,600	9
As of December 31, 2023	82,810	68,593	53,184
Gross carrying amount [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	37,362	30,072	21,624
Additions	985	645	3,392
Business combination	1,329		5,142
Write-off (i)	(7,788)		(86)
Transfer		6,645
As of December 31, 2023	31,888	37,362	30,072
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	145,846	152,976	122,005
Additions	49	2,667	4,720
Business combination	10,741		17,425
Write-off (i)	(286)		(550)
Transfer	108,098	(9,797)	9,376
As of December 31, 2023	264,448	145,846	152,976
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	86,688	31,786	3,706
Additions	57,409	85,026	59,957
Business combination	63		3,078
Write-off (i)		(78)	(417)
Transfer	(110,198)	(30,046)	(34,538)
As of December 31, 2023	33,962	86,688	31,786
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(99,266)	(68,167)	(53,634)
Depreciation	(74,907)	(45,051)	(30,461)
Write-off (i)	25,472	13,952	15,928
Transfer
As of December 31, 2023	(148,701)	(99,266)	(68,167)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(5,751)	(1,673)
Depreciation	(4,242)	(3,472)	(1,673)
Write-off (i)	118
Transfer	196	(606)
As of December 31, 2023	(9,679)	(5,751)	(1,673)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(20,630)	(16,391)	(19,322)
Depreciation	(14,900)	(11,166)	(7,215)
Write-off (i)	6,684	5,474	10,146
Transfer	3	1,453
As of December 31, 2023	(28,843)	(20,630)	(16,391)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022
Depreciation
Write-off (i)
Transfer
As of December 31, 2023
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	288	(220)	(171)
Depreciation	(325)	(284)	(196)
Write-off (i)	235	791	147
Transfer		1
As of December 31, 2023	198	288	(220)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(10,349)	(12,496)	(8,089)
Depreciation	(12,556)	(7,725)	(5,601)
Write-off (i)	2,528	153	1,194
Transfer		9,719
As of December 31, 2023	(20,377)	(10,349)	(12,496)
Accumulated depreciation and amortisation [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(21,837)	(14,922)	(10,851)
Depreciation	(13,286)	(10,140)	(7,529)
Write-off (i)	8,254	7,350	3,458
Transfer	(3)	(4,125)
As of December 31, 2023	(26,872)	(21,837)	(14,922)
Accumulated depreciation and amortisation [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(22,888)	(13,600)	(10,817)
Depreciation	(3,327)	(3,415)	(3,416)
Write-off (i)	7,563	67	633
Transfer		(5,940)
As of December 31, 2023	(18,652)	(22,888)	(13,600)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022	(18,099)	(8,865)	(4,384)
Depreciation	(26,271)	(8,849)	(4,831)
Write-off (i)	90	117	350
Transfer	(196)	(502)
As of December 31, 2023	(44,476)	(18,099)	(8,865)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2022
Depreciation
Write-off (i)
Transfer
As of December 31, 2023